Note 27 - Finance Costs	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
27.	Finance costs

	Year ended December 31,
	2025	2024	2023
Interest expense:
Bank borrowings	$513,048	$599,377	$564,250
Loan from shareholders (Refer to Note 34)	-	113,549	253,469
Lease liabilities	30,760	19,582	346
	$543,808	$732,508	$818,065